Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Sep. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 7 – NOTES PAYABLE TO RELATED PARTIES

On June 30, 2009, the Company and two note holders agreed upon the consolidation of their notes, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of $925,000, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of $0.04 per share.   The Secured Promissory Note was due on June 30, 2010.  A beneficial conversion feature of $462,500 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On December 31, 2009, the Company and Mr. Bouwens, the CEO of the Company, agreed upon the conversion of his note, including the unpaid interest, and to issue a new 100% Premium Secured Convertible Promissory Note. The new note is issued for the amount of $221,557, bears an annual interest rate of 8% and is convertible into shares of the Company’s Common Stock at a share price of $0.04 per share. The Secured Promissory Note was due on December 31, 2010.  A beneficial conversion feature of $110,779 was recognized as part of this conversion and is being amortized over the year of the Secured Promissory Note.

On March 3, 2010, the holders of the Convertible notes have converted their notes including the unpaid interest into shares of the Company’s Common Stock. As such, the Company has issued 29,948,794 shares of Common Stock of the Company.

The Company has received other loans from individuals related to the Company at various times for working capital and to fund required operating expenses. Loans received in 2011 and 2010 amounted to approximately $0 and $13,000 (€10,000), respectively.  Amounts repaid in 2011 and 2010 amounted to approximately $82,000 (€57,127) and $50,000 (€38,080), respectively.  These advances are unsecured and bear interest at the rate of 8% per year. The amounts outstanding at September 30, 2011 and December 31, 2010 aggregate $42,534 and $119,822 respectively.

In August 2010, the Company requested the related note holders and its officers to subordinate the loans and unpaid interest as well as unpaid fees and salaries receivable from the Company to all bonds (see Note 8) that have been issued and will be issued for the term of such bonds. At August 25, 2010, the Company and the related note holders as well as the officers of the Company entered into various subordination agreements, subordinating a total amount of approximately $960,000. The new notes bear an annual interest of 7.8%, payable each calendar quarter and include an option to convert the subordinated amounts into shares of Common Stock of the Company at a fixed conversion price of $0.04 per share.  A beneficial conversion feature of approximately $960,000 was recorded as part of this conversion and is being amortized as interest expense over the term of the bonds, which is four years.

On December 8, 2010, two subordinated note holders sold their note and other amounts receivable from the Company including the unpaid interest to an unrelated party. The Company issued a new 10% Secured Convertible Debenture with the new party.  The new note is issued for the amount of $855,960, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i) $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately $149,000, after adjusting for the unamortized amount of $706,875 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On December 8, 2010, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note, including the unpaid interest and any other amount owed to him, and to issue a new 10% Secured Convertible Debenture. The new note is issued for the amount of $132,914, bears an annual interest rate of 10% and is convertible into shares of the Company’s Common Stock equal to the lesser of (i) $0.02 per share, or (ii) if the shares are quoted, listed or admitted to trading on the OTCBB, any national securities exchange or quotation system, 50% of the lowest “Bid”price on the date of conversion. The debenture is subordinated to all outstanding Bond Agreements of the Company as the debt originated from the conversion of subordinated debt agreements. A beneficial conversion feature of approximately $39,000, after adjusting for the unamortized amount of $93,750 which remained on the August 25, 2010 subordinated debt, was recorded as part of this conversion. The discount is being amortized over the term of the bonds, which is four years.  The 10% Secured Convertible Debenture is secured by a grant of first priority security interest in all of the assets of the Company.

On June 10, 2011, the Company and a subordinated note holder, agreed upon the conversion of the subordinated note into shares of the Company’s Common Stock. An amount of $70,757 was converted at $0.04 per share into 1,768,928 shares of the Company’s Common Stock.

Amortization of the discounts amounted to $257,038 and $20,017 during the nine months ended September 30, 2011 and 2010, respectively.

At December 31, 2010, minimum future principal payments over the next five years and in the aggregate are as follows:

Year Ending	Notes	Loans
December 31, 2011	$-	$119,822
December 31, 2012	-	-
December 31, 2013	-	-
December 31, 2014	1,101,312	-
December 31, 2015	-	-
Thereafter	-	-
Total	$1,101,312	$119,822